Significant related party transactions	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Significant related party transactions
22. Significant related party transactions
Related Party relationships with shareholders with significant influence
Keith Liddell, Chris von Christierson, and Peter Smedvig are the founding shareholders of Lifezone.
The Liddell family holdings are in aggregate approximately 28% of all outstanding Lifezone shares as of December 31, 2025, making Keith Liddell and members of his immediate family related parties with significant influence over the affairs of Lifezone. Keith Liddell is a director of various group companies and the Chair of Lifezone Metals. Mr. Liddell is also retained as a consultant to provide metallurgical engineering services to Lifezone in matters related to metals recovery and the design, engineering, commissioning, and operation of Lifezone’s metals and minerals projects. Keith Liddell is the father of Natasha Liddell and of Simon Liddell. Simon Liddell is an employee of LZAP. He was also a director of LZAP and resigned from his directorship with effect from July 1, 2024. Natasha Liddell was an employee of LZAP and a member of the Executive Committee and resigned from her role as Chief Sustainability Officer of Lifezone, effective February 16, 2024. Keith Liddell holds his shares jointly with his wife Shelagh Jane Liddell, who has never had any commercial agreement with Lifezone.
The holdings in trusts where family members of Chris von Christierson are beneficiaries are classified as true trust holdings managed by professional trustees, making Chris von Christierson and close family members non-related parties.
Lifezone has no commercial relationships with Peter Smedvig beyond his shareholding in Lifezone and no compensation or transfer of resources took place during the reporting period with Peter Smedvig and known family members.
Directorships as at December 31, 2025

Name of entity	Type	Keith Liddell
Lifezone Metals Limited	Parent	●
Kabanga Holdings Limited	Subsidiary	●
Romanex International Limited	Subsidiary	●
Tembo Nickel Mining Company Limited	Subsidiary	●
Tembo Nickel Refining Company Limited	Subsidiary	●
Tembo Nickel Corp. Limited	Subsidiary	●
Resignations and appointments for the year ended December 31, 2025:
•Keith Liddell resigned as Director of LZAP, Simulus Pty Ltd and The Simulus Group Pty Ltd with effect from July 21, 2025.
Resignations and appointments for the year ended December 31, 2024:
•Simon Liddell resigned from LZAP with effect from July 1, 2024.
•Natasha Liddell resigned as Chief Sustainability Officer with effect from February 16, 2024.
Related party loans
From the time of the NYSE listing Lifezone has a policy not to provide personal loans to directors or members of the Executive Committee. Lisa Smith, an employee and shareholder, who is not a director or officer and is not considered to hold significant influence over Lifezone, had a loan of $75,000 with LZL at December 31, 2024. This loan was fully repaid on January 13, 2025.
Remuneration of key management personnel

	2025	2024	2023
	$	$	$
Salary, wages and consultancy fees [1]	4,048,372	4,187,722	3,651,073
Bonuses [1]	343,831	305,473	512,524
Post-employment benefits (pension)	118,659	116,150	125,591
Total remuneration	4,510,862	4,609,345	4,289,188
[1] The amounts disclosed include expenses incurred during the reporting period in connection with the employment of and consulting agreements entered into with key management personnel.
Share-based payments to key management personnel

	2025	2024	2023
	$	$	$
Share-based expense - Lifezone Holdings shareholder earnout	-	-	110,611,407
Share-based payment - share options[1]	2,259,975	-	-
Share-based payment - restricted stock units [2]	2,244,000	5,152,163	-
Total	4,503,975	5,152,163	110,611,407
[1] Amounts represent total fair value of stock option granted to key management personnel. Of this total fair value $1,139,522 (2024: $nil) was charged to the consolidated statement of comprehensive loss during the year ended December 31, 2025.
[2] For the year ended December 31, 2025, the amount represents the excess of the fair value of replacement RSUs granted over the fair value of RSUs cancelled. Please refer to Note 25 for further information. For the year ended December 31, 2024 amount includes the fair value of vested RSUs. The fair value of unvested RSUs granted to key management personnel during the year ended December 31, 2024 was $7.04 million.
The amounts disclosed in the above table are the amounts recognized as an expense during the reporting period related to key management personnel as listed below.

Keith Liddell	Chairman
Chris Showalter	Chief Executive Officer
Ingo Hofmaier	Chief Financial Officer
Dr Michael Adams	Chief Technology Officer
Gerick Mouton	Chief Operating Officer
Benedict Busunzu	TNCL Chief Executive Officer
Spencer Davis	Chief Legal Officer
Natasha Liddell	Chief Sustainability Officer (resigned February 16, 2024)
Anthony von Christierson	Senior Vice President: Commercial and Business Development
Evan Young	Senior Vice President: Investor Relations and Capital Markets (resigned January 23, 2026)
Transactions with significant shareholders, their extended families and key management personnel
Natasha Liddell (the daughter of Mr. Keith Liddell) was a paid employee of LZAP until February 16, 2024. On April 30, 2024, KNL engaged Atlas Sustainability in relation to the creation of parts of the ESG sections of the Kabanga Nickel Project Feasibility Study. Atlas Sustainability was considered a related party, as the work was undertaken by Natasha Liddell as principal consultant of Atlas Sustainability.

Mr. Simon Liddell (the son of Mr. Keith Liddell) is a paid employee of LZAP. He is Vice President Mining and has extensive underground mining experience, having joined from Gold Fields in Australia in 2022.

Lifezone has a commercial agreement with Airvolution Co., an entity controlled by Dr Michael Adams, with effect from July 1, 2022. Mr. Jonathan Adams (the son of Dr Michael Adams) is a Senior Metallurgist at Lifezone.
Lifezone has a commercial agreement with Keith Liddell.
Details of transactions of the above can be found in the following sections.
Transactions with related party entities providing consultancy to Lifezone:

Consultant fees and bonuses
Engagement Party	Related Person	2025	2024	Commenced	Ended
Atlas Sustainability	Natasha Liddell	-	59,775	April 29, 2024	September 27, 2024
Airvolution Co. Limited	Dr Michael Adams	553,316	600,671	July 1, 2022	-
LZ Advisory LLC	Christopher Showalter	-	231,532	March 15, 2022	April 30, 2024
Keith Liddell	Keith Liddell	642,526	739,898	July 7, 2023	-
Integrated Finance WA PTY Ltd	Charles Liddell	-	3,465	March 23, 2022	December 31, 2023
NewVision Metals PTE. Limited	Gerick Mouton	497,860	479,717	June 2, 2022	-
EJMY Consulting	Evan Young	-	192,829	October 10, 2023	November 3, 2024
		1,693,702	2,307,887
Share based payments
Engagement Party	Related Person	2025	2024	Commenced	Ended
Dr Michael Adams	Dr Michael Adams	780,393	768,000	July 1, 2022	-
Gerick Mouton	Gerick Mouton	741,493	768,000	June 2, 2022	-
Evan Young	Evan Young	-	32,160	October 10, 2023	November 3, 2024
		1,521,886	1,568,160
Total		3,215,588	3,876,047

Family members of key management personnel who are employed by Lifezone:

	December 31 2025	December 31 2024
	$	$
Wages and Bonuses
Natasha Liddell [1]	-	87,709
Simon Liddell	317,707	313,561
Jonathan Adams	166,687	133,721
Total	484,394	534,991

Fair value of stock options and RSUs granted
Natasha Liddell [1]	-	768,000
Jonathan Adams	13,337	-
Simon Liddell	86,916	511,840
Total	100,253	1,279,840
[1] Resigned on February 16, 2024.
Related party revenue
Lifezone had sales to related parties as follows:

	2025	2024	2023
	$	$	$
Transactions with joint ventures
Kellplant Proprietary Ltd	-	-	129,680
Kelltechnology SA Proprietary Ltd	-	-	684,407
Total	-	-	814,087
Related party receivables
Lifezone had receivables due from related parties as at:

	December 31 2025	December 31 2024
	$	$
BHP Biliton (UK) DDS Limited	-	23,133
Shareholder loan	-	75,000
Total	-	98,133
Shareholder loan

In 2020, Lifezone provided loans to shareholders who were working for Lifezone. As of December 31, 2024, a loan to Lisa Smith of $75,000 was outstanding. As of January 13, 2025, all loans were repaid in full.

Related party payables

	December 31 2025	December 31 2024
	$	$
Related party payables	88,742	125,329
Total	88,742	125,329
Related party payables comprise amounts outstanding for services rendered to Lifezone by Airvolution Co. Limited and NewVision Metals PTE Limited as at December 31, 2025, and December 31, 2024. The December 31, 2024, balance also included amounts payable to Keith Liddell.